Bank Borrowings (Details) - Aug. 31, 2025	USD ($)	HKD ($)
Mr. Lam [Member]
Bank Borrowings [Line Items]
Personal guarantee	$ 769,477	$ 6,000,000
Mr. Lam and Miss Kwan [Member]
Bank Borrowings [Line Items]
Personal guarantee	$ 1,154,216	$ 9,000,000